Offerings	Dec. 02, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock") underlying warrants to purchase Common Stock
Amount Registered | shares	2,112,000
Proposed Maximum Offering Price per Unit | $ / shares	1.61
Maximum Aggregate Offering Price	$ 3,400,320
Fee Rate	0.01381%
Amount of Registration Fee	$ 469.58
Offering Note	The shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), offered hereby also include such presently indeterminate number of shares of Common Stock as a result of stock splits, stock dividends or similar transactions in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee at a fee rate of 0.00013810 ($138.10 per $1 million), the proposed maximum offering price per share is $1.61, which is the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on November 24, 2025, which date is within five business days prior to filing this Registration Statement.Represents an aggregate of 4,599,000 shares of common stock registered for sale by the selling stockholders named in this registration statement consisting of: 2,487,000 (1,094,078 shares plus an additional 1,392,922 reserved shares) shares of Common Stock issuable upon conversion of shares of the Company’s Series B Preferred Stock (the “Preferred Stock”), 2,000,000 (880,000 shares plus an additional 1,120,000 reserved shares) of Common Stock underlying those certain warrants (the “Investor Warrants”) issued by the Company pursuant to securities purchase agreement, 112,000 shares of Common Stock underlying those certain warrants issued to a financial advisor. The number of shares listed above includes shares of Common Stock reserved for possible adjustment to the conversion price of the Preferred Stock and Investor Warrants, all in certain private transactions described herein (after giving effect to certain potential anti-dilution and other adjustments)
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock") underlying convertible Preferred Stock
Amount Registered | shares	2,487,000
Proposed Maximum Offering Price per Unit | $ / shares	1.61
Maximum Aggregate Offering Price	$ 4,004,070
Fee Rate	0.01381%
Amount of Registration Fee	$ 552.96
Offering Note	The shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), offered hereby also include such presently indeterminate number of shares of Common Stock as a result of stock splits, stock dividends or similar transactions in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee at a fee rate of 0.00013810 ($138.10 per $1 million), the proposed maximum offering price per share is $1.61, which is the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on November 24, 2025, which date is within five business days prior to filing this Registration Statement.Represents an aggregate of 4,599,000 shares of common stock registered for sale by the selling stockholders named in this registration statement consisting of: 2,487,000 (1,094,078 shares plus an additional 1,392,922 reserved shares) shares of Common Stock issuable upon conversion of shares of the Company’s Series B Preferred Stock (the “Preferred Stock”), 2,000,000 (880,000 shares plus an additional 1,120,000 reserved shares) of Common Stock underlying those certain warrants (the “Investor Warrants”) issued by the Company pursuant to securities purchase agreement, 112,000 shares of Common Stock underlying those certain warrants issued to a financial advisor. The number of shares listed above includes shares of Common Stock reserved for possible adjustment to the conversion price of the Preferred Stock and Investor Warrants, all in certain private transactions described herein (after giving effect to certain potential anti-dilution and other adjustments)